Significant Events - TransAlta Renewables Closes Offering of Common Shares (Details) $ in Millions		12 Months Ended
	Jun. 22, 2018 CAD ($)	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($)	Jun. 28, 2018 CAD ($)	Jun. 22, 2018 $ / shares shares	Mar. 17, 2016 shares
Disclosure of components of capital [Line Items]
Issued preferred capital					$ 33
Number of shares issued | shares		38,600,000	38,600,000				1,824,620.00
Net proceeds on sale of non-controlling interest in subsidiary (Note 4)		$ 144	$ 0	$ 162
TransAlta Renewables
Disclosure of components of capital [Line Items]
Number of shares issued | shares						11,860,000
Par value per share | $ / shares						$ 12.65
Gross Proceeds From Changes In Ownership Interests In Subsidiaries That Do Not Result In Loss Of Control	$ 150
Net proceeds on sale of non-controlling interest in subsidiary (Note 4)	$ 144
Entity common stock, shares outstanding | shares						161,000,000
Ownership interest (as a percent)	61.00%